JULIUS BAER FUNDS

Julius Baer International Equity Fund
Julius Baer International Equity Fund II
Julius Baer Total Return Bond Fund
Julius Baer Global High Yield Bond Fund
Julius Baer Global Equity Fund Inc.

Supplement dated May 26, 2006 to the
Prospectus dated February 28, 2006

The changes set forth below regarding
ELIMINATION OF REDEMPTION FEES
are
EFFECTIVE SEPTEMBER 1, 2006

The “The Fund’s Fees and Expenses” table on page 11 is replaced with the following:

The Fund's Fees and Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class I Shares
Redemption Fee
(as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses - (expenses that are deducted from Fund assets)
Management Fees	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses [1]	0.18%	0.16%
Total Annual Fund Operating Expenses [1]	1.32%	1.05%

1 Shows the Other Expenses as they would have been if certain expense offset arrangements had not been in effect. The Other Expenses for the fiscal year ended October 31, 2005 taking into consideration the expense offset arrangements were 0.17% and 0.15% for the Class A shares and Class I shares, respectively, and actual Total Annual Fund Operating Expenses were 1.31% and 1.04% for the Class A shares and Class I shares, respectively.

The “The Fund’s Fees and Expenses” table on page 17 is replaced with the following:

The Fund's Fees and Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund II.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class I Shares
Redemption Fee
(as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses - (expenses that are deducted from Fund assets)
Management Fees	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses [1]	0.92%	0.71%
Total Annual Fund Operating Expenses [1]	2.07%	1.61%
Net Expenses	1.32%	1.05%

1 Shows the Other Expenses as they would have been if certain expense offset arrangements had not been in effect. The Other Expenses for the fiscal year ended October 31, 2005 taking into consideration the expense offset arrangement were 0.91% and 0.70% for the Class A shares and Class I shares respectively, and Total Annual Fund Operating Expenses were 2.06% and 1.60% for the Class A shares and Class I shares, respectively prior to the reduction of Management Fees.

2 The expenses in the table above reflect the expense limitations currently in effect, under which the Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2007, so that the net operating expenses of the Fund, based on average net assets, are limited to the annualized net expense ratio listed above. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund’s annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. In addition, the Adviser may further reimburse certain expenses of the Fund, so that the net operating expenses of the Fund, based on average net assets, are limited to the prior fiscal year’s annualized net expense ratio of the Julius Baer International Equity Fund, one of the four funds of Julius Baer Investment Funds. Consequently, the Net Expenses of the Fund could be lower than stated above.

The “The Fund’s Fees and Expenses” table on page 26 is replaced with the following:

The Fund's Fees and Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Total Return Bond Fund.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class I Shares
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses - (expenses that are deducted from Fund assets)
Management Fees[1]	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[2]	0.24%	0.20%
Total Annual Fund Operating Expenses [2]	0.94%	0.65%
Less Expense Reimbursement[3]	(0.25)%	(0.21)%
Net Expenses	0.69%	0.44%

1 The Management Fees have been restated to reflect current fees.

2 Shows the Other Expenses as they would have been if certain expense offset arrangements had not been in effect. The Other Expenses for the fiscal year ended October 31, 2005, taking into consideration the expense offset arrangements were 0.23% and 0.20% for the Class A shares and Class I shares, respectively. Total Annual Fund Operating Expenses were 0.93% and 0.65% for the Class A shares and Class I shares, respectively, prior to the reduction of Management Fees.

3 Commencing January 1, 2005, the Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2007, so that the net operating expenses of the Fund based on average net assets are limited to 0.69% and 0.44% of the Class A and Class I shares, respectively (the “Expense Limitation”). This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund’s annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

The “The Fund’s Fees and Expenses” table beginning on page 35 is replaced with the following:

The Fund's Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Global High Yield Bond Fund.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class I Shares
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses - (expenses that are deducted from Fund assets)	Class A Shares	Class I Shares

Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.30%	0.29%
Total Annual Fund Operating Expenses[1]	1.30%	1.04%
Reimbursement of Expenses previously Reimbursed by the Advisor[2]	(0.30)%	(0.29)%
Net Expenses	1.00%	0.75%

1 Shows the Other Expenses as they would have been if certain expense offset arrangements had not been in effect. The Other Expenses for the fiscal year ended October 31, 2005, taking into consideration the expense offset arrangements were 0.27% and 0.26% for the Class A shares and Class I shares, respectively, and Total Annual Fund Operating Expenses were 1.27% and 1.01% for the Class A shares and Class I shares, respectively.

2 The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2007, so that the net annual operating expenses of the Fund based on average net assets are limited to 1.00% and 0.75% of the Class A and Class I shares, respectively (the “Expense Limitation”). This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund’s annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

The “The Fund’s Fees and Expenses” table on page 44 is replaced with the following:

The Fund's Fees and Expenses
The table below describes the estimated fees and expenses that you may pay if you buy and hold shares of the Global Equity Fund.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class I Shares
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses - (expenses that are deducted from Fund assets)	Class A Shares	Class I Shares
Management Fees	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[1]	1.84%	1.61%
Total Annual Fund Operating Expenses	2.99%	2.51%
Less Expense Reimbursement[2]	(1.59)%	(1.36)%
Net Expenses	1.40%	1.15%

1 Shows the Other Expenses as they would have been if certain expense offset arrangements had not been in effect. The Other Expenses for the fiscal year ended October 31, 2005 taking into consideration the expense offset arrangements were 1.83% and 1.59% for the Class A shares and Class I shares respectively, and actual Total Annual Fund Operating Expenses were 2.98% and 2.49% for the Class A shares and Class I shares, respectively.

2 The expenses in the table above reflect the expense limitations currently in effect. Commencing March 1, 2005, the Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2007, so that the net annual operating expenses of the Fund based on average net assets are limited to 1.40% and 1.15% of the Class A and Class I shares, respectively (the “Expense Limitation”). This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund’s annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

The second, third and fourth paragraphs under the sub-heading “Exchange Privilege” beginning on page 78 are deleted and replaced with the following:

The Funds’ Purchase Blocking Policy applies to purchases via exchange. See “Purchase Blocking Policy” below.

The section under the sub-heading “Redemption Fee” beginning on page 81 is deleted in its entirety.

The section under the sub-heading “Excessive Purchases and Redemptions or Exchanges” beginning on page 86 is deleted and replaced with the following:

The Funds’ Boards have adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. The Funds reserve the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

The section under the sub-heading “Risks Associated With Excessive or Short-Term Trading” on page 87 is deleted and replaced with the following:

Risks Associated With Excessive or Short-Term Trading

To the extent that the Funds or their agents are unable to curtail excessive trading practices in a Fund, these practices may interfere with the efficient management of a Fund’s portfolio. For example, such practices may result in a Fund maintaining higher cash balances, using its line of credit to a greater extent, or engaging in more frequent or different portfolio transactions than it otherwise would. Increased portfolio transactions or greater use of the line of credit could correspondingly increase a Fund’s operating costs and decrease the Funds’ investment performance; maintenance of higher cash balances could result in lower Fund investment performance during periods of rising markets.

In addition, to the extent that a Fund significantly invests in foreign securities traded on markets which may close prior to the time the Fund determines its NAV (referred to as the valuation time), excessive trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the Funds’ valuation time that influence the value of these foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the Funds’ valuation time (referred to as price arbitrage).

High yield bonds (commonly known as junk bonds) often infrequently trade. Due to this fact, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (also referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio to a greater degree than Funds which invest in highly liquid securities, in part because the Fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. The Funds have procedures designed to adjust closing market prices of securities under certain circumstances to reflect what it believes to be the fair value of the securities as of the Funds’ valuation time. To the extent that a Fund does not accurately value securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

Smaller capitalization stocks generally trade less ~~in~~frequently. Certain investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (also referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio, particularly in comparison to funds that invest in highly liquid securities, in part because the Fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large or frequent redemption requests.

The Funds have procedures designed to adjust (or “fair value”) the closing market prices of securities under certain circumstances to reflect what they believe to be the fair value of the securities as of the Funds’ valuation time. To the extent that a Fund imperfectly fair values securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

The section under the sub-heading “Policy Regarding Excessive or Short-Term Trading” beginning on page 88 is deleted and replaced with the following:

Policy Regarding Excessive or Short-Term Trading

Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds discourage and do not knowingly accommodate frequent purchases and redemptions of Fund shares. The Funds reserve the right to reject without prior notice any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason, including, among other things, the belief that such individual or group trading activity would be harmful or disruptive to a Fund.

The Funds have adopted a “purchase blocking policy” that prohibits a shareholder who has redeemed or exchanged Fund shares having a value of greater than $5,000 from investing in that Fund for 30 calendar days after such transaction. This prohibition will not apply to redemptions or exchanges by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. The Funds will work with intermediaries to develop procedures to implement this policy, or other procedures that the Funds determine are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt such procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or one that seeks to achieve the objectives of this policy.

Under the purchase blocking policy, the Fund will not prevent certain purchases and will not block certain redemptions, such as: systematic transactions where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

Although the Funds are not utilizing a round-trip policy, the Funds employ procedures to monitor trading activity on a periodic basis in an effort to detect excessive short-term trading activities. The procedures currently are designed to enable the Funds to identify undesirable trading activity based on one or more of the following factors: the number of transactions, purpose, amounts involved, period of time involved, past transactional activity, our knowledge of current market activity, and trading activity in multiple accounts under common ownership, control or influence, among other factors. Other than as described above, the Funds have not adopted a particular rule-set for identifying such excessive short-term trading activity. However, as a general matter, the Funds will treat any pattern of purchases and redemptions over a period of time as indicative of excessive short-term trading activity. If a Fund or the Transfer Agent believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may request that the shareholder or financial intermediary stop such activities, or refuse to process purchases or exchanges in the accounts. In its discretion, a Fund or the Transfer Agent may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Funds and the Transfer Agent seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Funds and the Transfer Agent also reserve the right to notify financial intermediaries of a shareholder’s trading activity. The Funds may also permanently ban a shareholder from opening new accounts or adding to existing accounts in any Fund.

If excessive trading is detected in an omnibus account, the Funds shall request that the financial intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in that trading. If the Funds determine that the financial intermediary or plan sponsor has not demonstrated adequately that it has taken appropriate action to curtail the excessive trading, the Funds may consider whether to terminate the relationship. Rejection of future purchases by a retirement plan because of excessive trading activity by one or more plan participants may impose adverse consequences on the plan and on other participants who did not engage in excessive trading. To avoid these consequences, for retirement plans, the Funds generally will communicate with the financial intermediary or plan sponsor and request that the financial intermediary or plan sponsor take action to cause the excessive trading activity by that participant or participants to cease. If excessive trading activity recurs, the Funds may refuse all future purchases from the plan, including those of plan participants not involved in the activity.

Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Funds to prevent their excessive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the Funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Funds will not always be able to detect frequent trading activity, investors should not assume that the Funds will be able to detect or prevent all frequent trading or other practices that disadvantage the Funds. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker or retirement plan administrator, maintains the record of a Fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a Fund, particularly among certain financial intermediaries such as financial advisers, brokers or retirement plan administrators. These arrangements often permit the financial intermediary to aggregate their clients’ transaction and ownership positions in a manner that does not identify the particular underlying shareholder(s) to a Fund.

The identification of excessive trading activity involves judgments that are inherently subjective and the above actions alone or taken together with other means by which the Funds seek to discourage excessive trading cannot eliminate the possibility that such trading activity in the Funds will occur. See “Excessive Purchases and Redemptions or Exchanges” in the SAI for further information. The Funds currently do not charge a redemption fee. The Funds reserve the right, however, to impose such a fee or otherwise modify the Policy Regarding Excessive or Short-Term Trading at any time in the future.

EFFECTIVE IMMEDIATELY

The last two sentences of the first paragraph under the heading, “Total Return Bond Fund” and the sub-heading “Principal Investment Strategies” on page 20 are replaced with the following:

Ordinarily, the Fund invests at least 80% of its net assets (including accrued interest, futures positions and borrowings for investment purposes) in investment grade fixed income investments consisting of bonds, debentures, notes and mortgage-backed securities. The securities in which the Fund invests may be issued by governments, supranational entities or corporations in both developed or emerging markets.